Business Acquisition (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets assumed as at the acquisition date
		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	17,579,336	8.61	151,358
Replacement warrants outstanding	(ii)	5,196,164		32,354
Replacement stock options issued	(iii)	905,902		5,727
Replacement RSU's and DSU's issued		223,497		1,554
Settlement of pre-existing debt	(iv)	n/a		20,760
Total fair value of consideration				211,753
Net assets acquired
Current assets

Cash and cash equivalents		2,804
Accounts receivable		3,822
Other receivables		198
Excise taxes receivable		86
Inventory		40,636
Biological assets		8,892

Non-current assets
Property, plant and equipment		129,074
Prepaid expenses		5,670
Cultivation and processing license		28,914
Brands		5,400
Goodwill	Note 16	88,189
Total assets		313,685

Current liabilities
Accounts payable and accrued liabilities		(22,161)
Loans	Note 21	(52,194)
Convertible debentures		(11,724)

Non-current liabilities
Lease Liability		(17,059)
Deferred tax liabilities		(134)
Total liabilities		(103,272)

Non-controlling interest		1,340
Total net assets acquired		211,753